Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 6,253	$ 39,237
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	7,653	6,975
Amortization of deferred drydock expenditures	923	756
Share-based compensation	647	826
Amortization of deferred finance fees	269	260
Operating lease ROU - lease liability, net	35	(7)
Loss from equity method investments	64	229
Deferred drydock payments	(1,454)	(1,275)
Changes in operating assets and liabilities:
Receivables	13,130	(4,111)
Prepaid expenses and other assets	(757)	(997)
Advances and deposits	(460)	3,778
Inventories	118	624
Accounts payable	1,270	3,010
Accrued expenses and other liabilities	(1,518)	(1,074)
Deferred revenue	(285)	1,038
Accrued interest	369	(91)
Net cash provided by operating activities	26,257	49,178
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of vessels and vessel equipment, including deposits	(2,385)	(13,216)
Advances for ballast water treatment and scrubber systems	(1,151)	0
Payments for other non-current assets	(46)	(233)
Net cash (used in) investing activities	(3,582)	(13,449)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long term debt	25,000	7,987
Repayments of long-term debt	0	(1,678)
Repayments on revolving facilities	(43,337)	(30,000)
Repayments of finance leases	0	(488)
Payments for deferred finance fees	0	(200)
Payment of common share dividends	(3,236)	(8,674)
Net cash (used in) financing activities	(22,216)	(33,910)
Payment of preferred share dividends	(643)	(857)
Net increase / (decrease) in cash and cash equivalents	459	1,819
Cash and cash equivalents at the beginning of the year	46,988
Cash and cash equivalents at the end of the period	47,447	48,624
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	829	1,427
Cash paid during the period for interest in respect of finance leases	0	901
Cash paid during the period for operating lease liabilities (offices)	228	178
Cash paid during the period for operating lease liabilities (time charter-in contracts)	3,404	3,278
Non-cash financing activity. Non cash conversion from term loan to revolving facility	0	44,100
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	0	2,450
Non-cash financing activity: Accrued preferred dividends	419	568
Non-cash investing activity. Movement in accruals and accounts payable during the period in respect of drydocks, ballast water treatment systems and scrubber systems	$ (3,009)	$ (1,753)